Business Combinations (Schedule Of Pro Forma Adjustments) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
Business Combinations [Abstract]
Amortization of internally developed technology	$ 54	$ 81
Acquisition-related professional fees	(210)
Interest expense	45	67
Income tax benefit	$ 92	$ (4)